S000005530 [Member] Expense Example - Wilmington Enhanced Dividend Income Strategy Fund	Apr. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 622
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,035
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	$ 1,018